Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Financial assets
Cash and cash equivalents	$ 5,034.7	₨ 381,590.1	$ 4,182.5	₨ 317,000.1	₨ 184,678.0	₨ 215,598.0
Short-term deposits	268.8	20,375.8		143,460.0
Finance receivables	4,384.5	332,312.1		347,149.1
Trade receivables	1,641.6	124,421.2		126,790.8
Other investments - non-current	306.2	23,209.2		13,683.0
Other investments - current	2,996.2	227,092.2		190,511.8
Other financial assets:
- current	784.3	59,443.5		77,701.6
- non-current	794.6	60,228.4		70,185.7
Financial assets not measured at fair value	16,210.9	1,228,672.5		1,286,482.1
Financial liabilities
Accounts payable	8,568.8	649,452.8		739,739.6
Acceptances	1,290.4	97,799.5		78,603.1
Short-term debt (excluding current portion of long-term debt)	2,292.9	173,783.7		216,627.9
Long-term debt (including current portion of long-term debt) (refer note below)	16,134.6	1,222,878.4		1,142,309.2
Other financial liabilities:
- current	1,353.0	102,549.4		87,457.9
- non-current	1,490.5	112,968.6		79,684.1
Financial liabilities not measured at fair value	31,130.2	2,359,432.4		2,344,421.8
Measured at fair value [Member]
Financial assets
Cash and cash equivalents	5,034.7	381,590.1		317,000.1
Short-term deposits	268.8	20,375.8		143,460.0
Finance receivables	4,419.4	334,954.9		350,497.7
Trade receivables	1,641.6	124,421.2		126,790.8
Other investments - non-current	306.2	23,209.2		13,683.0
Other investments - current	2,996.2	227,092.2		190,511.8
Other financial assets:
- current	784.3	59,443.5		77,701.6
- non-current	794.6	60,228.4		70,185.7
Financial assets not measured at fair value	16,245.8	1,231,315.3		1,289,830.7
Financial liabilities
Accounts payable	8,568.8	649,452.8		739,739.6
Acceptances	1,290.4	97,799.5		78,603.1
Short-term debt (excluding current portion of long-term debt)	2,292.9	173,783.7		216,627.9
Long-term debt (including current portion of long-term debt) (refer note below)	16,145.9	1,223,740.8		1,093,175.6
Other financial liabilities:
- current	1,353.0	102,549.4		87,457.9
- non-current	1,528.9	115,880.1		86,420.3
Financial liabilities not measured at fair value	$ 31,179.9	2,363,206.3		2,302,024.4
Cash and other financial assets at amortized cost [member]
Financial assets
Cash and cash equivalents		381,590.1		317,000.1
Short-term deposits		20,375.8		143,460.0
Finance receivables		191,409.2		267,260.2
Trade receivables		124,421.2		126,790.8
Other investments - non-current		5,426.1
Other investments - current		169,051.0		160,788.4
Other financial assets:
- current		40,258.6		49,187.4
- non-current		40,052.5		37,573.5
Financial assets not measured at fair value		972,584.5		1,102,060.4
Non-Derivative Financial Assets At Fair Value [member]
Financial assets
Finance receivables		140,902.9		79,888.9
Other investments - non-current		17,783.1		13,683.0
Other investments - current		58,041.2		29,723.4
Other financial assets:
Financial assets not measured at fair value		216,727.2		123,295.3
Derivatives other than in hedging relationship [Member]
Other financial assets:
- current		13,334.3		7,598.8
- non-current		12,229.9		6,375.2
Financial assets not measured at fair value		25,564.2		13,974.0
Other financial liabilities:
- current		3,060.0		6,866.4
- non-current		5,297.4		7,635.2
Financial liabilities not measured at fair value		8,357.4		14,501.6
Derivatives in hedging relationship [Member]
Other financial assets:
- current		5,850.6		20,915.4
- non-current		7,946.0		26,237.0
Financial assets not measured at fair value		13,796.6		47,152.4
Other financial liabilities:
- current		41,374.2		17,335.4
- non-current		28,858.0		12,959.1
Financial liabilities not measured at fair value		70,232.2		30,294.5
Other financial liabilities (at amortized cost)
Financial liabilities
Accounts payable		649,452.8		739,739.6
Acceptances		97,799.5		78,603.1
Short-term debt (excluding current portion of long-term debt)		173,783.7		216,627.9
Long-term debt (including current portion of long-term debt) (refer note below)		1,222,878.4		1,142,309.2
Other financial liabilities:
- current		58,115.2		63,256.1
- non-current		78,813.2		59,089.8
Financial liabilities not measured at fair value		₨ 2,280,842.8		₨ 2,299,625.7